CAPITAL DISCLOSURES - Capital Structure (Excluding Shareholders' Equity) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Long-term debt	$ 714.6	$ 610.5
Working capital (surplus) deficiency	35.9	80.6
Capital structure	$ 750.5	$ 691.1